Taxation - Schedule of current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Deferred income tax benefits	¥ (4,059)	$ (580)	¥ (4,041)	¥ (4,007)
Total income tax expenses	12,806	$ 1,831	13,500	13,215
China
Taxation
Current income tax expenses	390		518
Total income tax expenses	390		518
Non Prc [Member]
Taxation
Current income tax expenses	16,475		17,023	17,222
Deferred income tax benefits	(4,059)		(4,041)	(4,007)
Total income tax expenses	¥ 12,416		¥ 12,982	¥ 13,215